Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,408,000
Previously Paid Amount	0.00
Total Fee Amount	746.84
Total Offset Amount	0.00
Net Fee	746.84
Narrative - Max Aggregate Offering Price	$ 5,408,000
Final Prospectus	true